Accounts receivable, net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Accounts receivable net
Balance at beginning of year	$ 330,990	$ 0
Addition to allowance for doubtful accounts	179,562	358,218
Translation adjustments	(14,253)	(27,228)
Balance at end of year	$ 496,299	$ 330,990